Intangible assets and goodwill (Tables)	12 Months Ended
Jun. 30, 2019
Intangible assets and goodwill.
Summary of intangible assets and goodwill

			Student	Favorable
	Goodwill	Trademark	relationship	lease	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Cost
Balance at June 30, 2017	62,046	16,540	45,037	—	—	123,623
Disposals of kindergarten business	(406)	—	—	—	—	(406)
Balance at June 30, 2018	61,640	16,540	45,037	—	—	123,217
Addition	—	—	—	—	1,743	1,743
Acquisitions through a business combination (Note 19)	—	—	—	18,091	—	18,091
Transferred from construction in progress	—	—	—	—	2,438	2,438
Balance at June 30, 2019	61,640	16,540	45,037	18,091	4,181	145,489

Accumulated Amortization
Balance at June 30, 2017	—	—	(44,024)	—	—	(44,024)
Amortization for the year	—	—	(446)	—	—	(446)
Balance at June 30, 2018	—	—	(44,470)	—	—	(44,470)
Amortization for the year	—	—	(260)	(640)	(594)	(1,494)
Balance at June 30, 2019	—	—	(44,730)	(640)	(594)	(45,964)

Net book value
At June 30, 2018	61,640	16,540	567	—	—	78,747
At June 30, 2019	61,640	16,540	307	17,451	3,587	99,525

Summary of aggregated carrying amounts of goodwill and trademark

For the purpose of impairment testing, the carrying amounts of goodwill and trademark are allocated to the business relating to  Tianma Experimental, which is the lowest level for which the assets are monitored for internal management purpose. The aggregated carrying amounts of goodwill and trademark are as follows:

	2018	2019
	RMB	RMB
Goodwill	61,640	61,640
Trademark	16,540	16,540
Total	78,180	78,180

Summary of key assumptions for the 2019 fiscal year used in the estimation of the recoverable amount	The key assumptions used in the estimation of the recoverable amount are set out below.

In percent	2017	2018	2019
Discount rate	24%	24%	15.5%
Terminal value growth rate	3%	3%	3%